Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost — $760.8 in 2019 and $774.0 in 2018)	$ 956.7	$ 883.9
Equity securities at fair value	75.3	81.3
Commercial mortgage loans on real estate, at amortized cost	47.4	54.6
Policy loans	5.6	6.0
Other investments	29.4	45.0
Total investments	1,114.4	1,070.8
Cash and cash equivalents	6.2	5.4
Reinsurance recoverables	3,260.1	3,323.2
Accrued investment income	11.2	12.0
Other assets	31.4	51.0
Assets held in separate accounts	1,661.8	1,445.5
Total assets	6,085.1	5,907.9
Liabilities
Future policy benefits and expenses	2,958.5	2,914.1
Unearned premiums	42.0	49.9
Claims and benefits payable	1,054.5	1,190.5
Deferred gain on disposal of businesses	35.5	51.2
Accounts payable and other liabilities	53.4	64.2
Liabilities related to separate accounts	1,661.8	1,445.5
Total liabilities	5,805.7	5,715.4
Commitments and contingencies (Note 12)
Stockholder's equity
Common stock, par value $5 per share, 1,000,000 shares authorized, issued, and outstanding	5.0	5.0
Additional paid-in capital	55.9	55.9
Retained earnings	67.2	49.3
Accumulated other comprehensive income	151.3	82.3
Total stockholder's equity	279.4	192.5
Total liabilities and stockholder's equity	$ 6,085.1	$ 5,907.9